Financial Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss	$ 296,982	$ 291,159
Accounting category amortized cost	13,281	13,042
Book value on the statement of financial position	310,263	304,201
Fair value	310,263	304,201
Accounting category fair value through profit and loss		1,692
Accounting category amortized cost	16,064	14,986
Book value on the statement of financial position	16,064	16,678
Fair value	16,064	16,678
Non-Current Financial Assets [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category amortized cost	1,004	691
Book value on the statement of financial position	1,004	691
Fair value	1,004	691
Trade Receivables [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category amortized cost	2,753	3,627
Book value on the statement of financial position	2,753	3,627
Fair value	2,753	3,627
Subsidies Receivables [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category amortized cost	9,524	8,723
Book value on the statement of financial position	9,524	8,723
Fair value	9,524	8,723
Current Financial Assets [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss	40,602	36,592
Book value on the statement of financial position	40,602	36,592
Fair value	40,602	36,592
Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss	256,380	254,568
Book value on the statement of financial position	256,380	254,568
Fair value	256,380	254,568
Non-Current Financial Liabilities [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category amortized cost	13	30
Book value on the statement of financial position	13	30
Fair value	13	30
Current Financial Liabilities [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category fair value through profit and loss		1,692
Accounting category amortized cost	21	38
Book value on the statement of financial position	21	1,730
Fair value	21	1,730
Trade Payables [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category amortized cost	9,460	9,722
Book value on the statement of financial position	9,460	9,722
Fair value	9,460	9,722
Other Current Liabilities [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Accounting category amortized cost	6,570	5,196
Book value on the statement of financial position	6,570	5,196
Fair value	$ 6,570	$ 5,196